Provisions for employees' benefits - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value level 1
Provisions for employees' benefits
Percentage of plan assets	55.70%	53.76%
Fair value level 2
Provisions for employees' benefits
Percentage of plan assets	44.30%	46.24%